Income Taxes - Summary of Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax expense benefits [line Items]
(Loss) income before income taxes	$ (29)	$ 243	$ 1,561
Canadian federal and provincial statutory income tax rate	27.02%	27.02%	27.00%
Income tax at statutory rates	$ 8	$ (66)	$ (421)
Adjusted for the effect of:
Impact of tax rate changes	187
Production-related deductions	14	27	37
Tax authority examinations		16	17
Impact of foreign tax rates (US, Trinidad and other)	(25)	(17)	(62)
Other	(1)	(4)	(17)
Income tax recovery (expense) included in net income from continuing operations	183	(44)	(446)
Canada [member]
Disclosure of income tax expense benefits [line Items]
(Loss) income before income taxes	123	(43)	726
United States [member]
Disclosure of income tax expense benefits [line Items]
(Loss) income before income taxes	(271)	174	585
Trinidad [member]
Disclosure of income tax expense benefits [line Items]
(Loss) income before income taxes	95	88	224
Other countries [member]
Disclosure of income tax expense benefits [line Items]
(Loss) income before income taxes	$ 24	$ 24	$ 26